SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares
Notes to Financial Statements
Stock Price	$ 0.0415
Exercise Price	$ 0.0332
Expected Life	1 year
Volatility	105.00%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.63%
Fair Value | $	$ 148,628